Horizon U.S. Defensive Equity Fund
PORTFOLIO OF INVESTMENTS
August 31, 2023 (Unaudited)

Shares		Value
	COMMON STOCKS - 98.8%
	Accommodation and Food Services - 0.1%
4,558	Caesars Entertainment, Inc. (a)	$251,875

	Aerospace/Defense - 0.4%
2,133	Teledyne Technologies, Inc. (a)	892,234

	Agriculture - 0.7%
22,732	Altria Group, Inc.	1,005,209
9,507	Archer Daniels Midland Co.	753,905
		1,759,114
	Airlines - 0.3%
12,939	Delta Air Lines, Inc.	554,824
5,393	United Airlines Holdings, Inc. (a)	268,626
		823,450
	Auto Manufacturers - 0.4%
12,237	PACCAR, Inc.	1,006,983

	Auto Parts & Equipment - 0.2%
2,385	Aptiv PLC (a)	241,958
5,845	BorgWarner, Inc.	238,184
		480,142
	Banks - 3.7%
5,344	Bank of New York Mellon Corp.	239,785
5,028	Comerica, Inc.	241,897
9,158	Fifth Third Bancorp	243,145
53,444	JPMorgan Chase & Co.	7,820,461
21,607	KeyCorp	244,807
6,781	Zions Bancorp NA	240,726
		9,030,821
	Beverages - 1.0%
30,905	Coca-Cola Co.	1,849,046
3,763	Molson Coors Brewing Co.	238,913
7,077	Monster Beverage Corp. (a)	406,291
		2,494,250
	Biotechnology - 3.3%
13,416	Amgen, Inc.	3,439,057
894	Biogen, Inc. (a)	239,020
21,599	Gilead Sciences, Inc.	1,651,892
1,351	Regeneron Pharmaceuticals, Inc. (a)	1,116,588
4,720	Vertex Pharmaceuticals, Inc. (a)	1,644,165
		8,090,722
	Building Materials - 0.1%
1,096	Vulcan Materials Co.	239,202

	Chemicals - 0.6%
3,115	CF Industries Holdings, Inc.	240,073
2,420	LyondellBasell Industries NV, Class A	239,023
3,743	Sherwin-Williams Co.	1,017,048
		1,496,144
	Commercial Services - 1.6%
5,916	Automatic Data Processing, Inc.	1,506,273
1,165	Cintas Corp.	587,358
994	FleetCor Technologies, Inc. (a)	270,100
1,915	Global Payments, Inc.	242,611
1,145	Quanta Services, Inc.	240,301
5,941	Rollins, Inc.	235,085
1,599	United Rentals, Inc.	761,988
		3,843,716
	Computers - 3.9%
12,139	Accenture PLC, Class A	3,930,244
22,096	Cognizant Technology Solutions Corp., Class A	1,582,295
54,024	Hewlett Packard Enterprise Co.	917,868
21,310	International Business Machines Corp.	3,128,947
		9,559,354
	Cosmetics/Personal Care - 1.4%
21,873	Procter & Gamble Co.	3,375,879

	Distribution/Wholesale - 0.3%
1,056	WW Grainger, Inc.	754,132

	Diversified Financial Services - 7.2%
1,793	American Express Co.	283,276
1,566	CBOE Global Markets, Inc.	234,446
2,514	CME Group, Inc.	509,537
16,379	MasterCard, Inc.	6,758,631
39,214	Visa, Inc.	9,634,095
		17,419,985
	Electric - 0.8%
2,944	Ameren Corp.	233,371
2,645	Consolidated Edison, Inc.	235,299
2,256	DTE Energy Co.	233,225
4,163	Evergy, Inc.	228,840
5,872	Exelon Corp.	235,585
3,003	Pinnacle West Capital Corp.	232,042
9,363	PPL Corp.	233,326
3,873	Public Service Enterprise Group, Inc.	236,563
		1,868,251
	Electrical Components & Equipment - 0.4%
9,325	Emerson Electric Co.	916,181

	Electronics - 0.8%
19,348	Amphenol Corp., Class A	1,709,976
3,167	Fortive Corp.	249,718
		1,959,694
	Environmental Control - 0.5%
3,499	Pentair PLC	245,840
6,198	Republic Services, Inc.	893,317
		1,139,157
	Finance and Insurance - 0.4%
6,964	Arch Capital Group Ltd. (a)	535,253
4,358	Brown & Brown, Inc.	322,928
		858,181
	Food - 0.6%
1,085	Hershey Co.	233,123
14,657	Kroger Co.	679,938
4,180	Mondelez International, Inc., Class A	297,867
3,380	Sysco Corp.	235,417
		1,446,345
	Forest Products & Paper - 0.1%
6,884	International Paper Co.	240,389

	Gas - 0.2%
2,032	Atmos Energy Corp.	235,611
8,874	NiSource, Inc.	237,468
		473,079
	Hand/Machine Tools - 0.1%
890	Snap-on, Inc.	239,054

	Health Care and Social Assistance - 0.2%
1,301	Molina Healthcare, Inc. (a)	403,466

	Healthcare Products - 0.1%
871	Stryker Corp.	246,972

	Healthcare Services - 6.2%
3,766	Anthem, Inc.	1,664,610
2,352	DaVita, Inc. (a)	240,892
6,299	HCA Healthcare, Inc.	1,746,713
2,861	Humana, Inc.	1,320,723
21,266	UnitedHealth Group, Inc.	10,134,950
		15,107,888
	Home Builders - 1.1%
7,746	DR Horton, Inc.	921,929
7,115	Lennar Corp., Class A	847,325
80	NVR, Inc. (a)	510,187
5,199	PulteGroup, Inc.	426,630
		2,706,071
	Household Products/Wares - 0.3%
2,514	Church & Dwight Co., Inc.	243,280
3,501	Kimberly-Clark Corp.	451,034
		694,314
	Information - 0.2%
2,920	CoStar Group, Inc. (a)	239,411
551	FactSet Research Systems, Inc.	240,462
		479,873
	Insurance - 6.0%
3,347	Arthur J Gallagher & Co.	771,416
33,312	Berkshire Hathaway, Inc., Class B (a)	11,998,982
673	Everest Re Group Ltd.	242,738
3,305	Hartford Financial Services Group, Inc.	237,365
3,811	Loews Corp.	236,625
5,511	Marsh & McLennan Cos., Inc.	1,074,590
		14,561,716
	Internet - 7.5%
90,689	Alphabet, Inc., Class A (a)	12,349,121
760	Booking Holdings, Inc. (a)	2,359,823
6,602	CDW Corp.	1,394,012
5,406	eBay, Inc.	242,081
5,723	F5 Networks, Inc. (a)	936,626
50,166	Gen Digital, Inc.	1,015,861
		18,297,524
	Iron/Steel - 0.2%
3,281	Nucor Corp.	564,660

	Lodging - 0.2%
2,436	Hilton Worldwide Holdings, Inc.	362,111

	Machinery - Construction & Mining - 1.5%
12,918	Caterpillar, Inc.	3,631,637

	Machinery - Diversified - 0.2%
1,039	IDEX Corp.	235,230
3,415	Ingersoll Rand, Inc.	237,718
		472,948
	Manufacturing - 2.1%
2,084	Bunge Ltd.	238,243
22,810	General Electric Co.	2,610,833
2,492	Linde Plc	964,504
5,442	NXP Semiconductors NV	1,119,528
2,316	Steel Dynamics, Inc.	246,862
		5,179,970
	Media - 2.5%
2,608	Charter Communications, Inc., Class A (a)	1,142,617
92,207	Comcast Corp.	4,311,599
7,242	Fox Corp.	239,421
11,315	News Corp., Class A	243,159
		5,936,796
	Miscellaneous Manufacturing - 0.6%
2,787	Parker-Hannifin Corp.	1,161,900
3,112	Textron, Inc.	241,834
		1,403,734
	Oil & Gas - 7.8%
13,916	Cabot Oil & Gas Corp.	392,292
26,770	ConocoPhillips	3,186,433
11,432	EOG Resources, Inc.	1,470,384
92,654	Exxon Mobil Corp.	10,302,198
9,465	Marathon Petroleum Corp.	1,351,318
11,274	Phillips 66	1,287,040
8,202	Valero Energy Corp.	1,065,440
		19,055,105
	Packaging & Containers - 0.1%
1,597	Packaging Corp of America	238,113

	Pharmaceuticals - 6.0%
29,551	AbbVie, Inc.	4,342,815
3,529	AmerisourceBergen Corp.	621,033
4,754	Cardinal Health, Inc.	415,167
6,386	Cigna Corp.	1,764,196
19,189	Johnson & Johnson	3,102,478
2,786	McKesson Corp.	1,148,724
26,834	Merck & Co., Inc.	2,924,369
21,520	Viatris, Inc.	231,340
		14,550,122
	Real Estate Investment Trusts - 0.9%
1,296	AvalonBay Communities, Inc.	238,231
3,618	Boston Properties, Inc.	241,574
2,191	Camden Property Trust	235,796
3,654	Equity Residential	236,889
993	Essex Property Trust, Inc.	236,721
11,595	Healthpeak Properties, Inc.	238,625
14,995	Host Hotels & Resorts, Inc.	236,771
1,622	Mid-America Apartment Communities, Inc.	235,563
7,688	VICI Properties, Inc.	237,098
		2,137,268
	Retail - 9.2%
152	Chipotle Mexican Grill, Inc. (a)	292,849
1,525	Darden Restaurants, Inc.	237,153
612	Domino's Pizza, Inc.	237,089
18,330	Home Depot, Inc.	6,054,399
1,200	O'Reilly Automotive, Inc. (a)	1,127,640
6,305	Ross Stores, Inc.	768,012
27,405	TJX Cos., Inc.	2,534,415
580	Ulta Beauty, Inc. (a)	240,717
67,140	Walmart, Inc.	10,917,635
		22,409,909
	Semiconductors - 7.0%
5,652	Analog Devices, Inc.	1,027,421
20,307	Applied Materials, Inc.	3,102,097
8,624	Broadcom, Inc.	7,959,003
3,604	KLA Corp.	1,808,739
3,240	Lam Research Corp.	2,275,776
8,113	Skyworks Solutions, Inc.	882,208
		17,055,244
	Software - 6.0%
14,726	Activision Blizzard, Inc.	1,354,644
7,223	Adobe, Inc. (a)	4,040,113
10,813	Akamai Technologies, Inc. (a)	1,136,338
1,480	Broadridge Financial Solutions, Inc.	275,591
1,938	Fiserv, Inc. (a)	235,254
3,280	Intuit, Inc.	1,777,137
48,670	Oracle Corp.	5,859,381
		14,678,458
	Telecommunications - 3.3%
122,409	Cisco Systems, Inc.	7,020,156
7,972	T-Mobile US, Inc. (a)	1,086,185
		8,106,341
	Transportation - 0.5%
20,188	CSX Corp.	609,677
2,135	Expeditors International of Washington, Inc.	249,176
659	Old Dominion Freight Line, Inc.	281,637
		1,140,490
	TOTAL COMMON STOCKS (Cost - $223,891,317)	240,079,064

	SHORT TERM INVESTMENTS - 1.0%
	Money Market Funds - 1.0%
2,468,690	First American Treasury Obligations Fund, Class X, 5.26% (b)	2,468,690
	TOTAL SHORT TERM INVESTMENTS (Cost - $2,468,690)	2,468,690

	TOTAL INVESTMENTS - 99.8% (Cost - $226,360,007)	242,547,754
	Other Assets in Excess of Liabilities - 0.2%	544,173
	NET ASSETS - 100.0%	$243,091,927

Percentages are stated as a percent of net assets.
(a) Non-income producing security.
(b) Interest rate reflects seven-day yield on August 31, 2023.